Average Annual Total Returns	12 Months Ended	60 Months Ended	104 Months Ended			120 Months Ended	599 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[1]	Dec. 31, 2025	Dec. 31, 2025
Lipper U.S. Government Money Market Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	3.77%	2.82%		2.04%		1.72%
T. Rowe Price Government Money Fund, Inc.- Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	4.04%	3.05%				1.93%
Performance Inception Date							Jan. 26, 1976
T. Rowe Price Government Money Fund- I Class
Prospectus [Line Items]
Average Annual Return, Percent	4.17%	3.14%	2.32%
Performance Inception Date			May 03, 2017

[1]	Return since 4/30/17.